iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  16 .0%
CH Robinson Worldwide, Inc. ................ 335,489 $ 49,561,790
Expeditors International of Washington, Inc. ....... 372,256 62,498,060
FedEx Corp. ............................ 307,926 94,656,452
GXO Logistics, Inc.
(a) (b)
..................... 327,332 16,418,973
Hub Group, Inc. , Class A .................... 172,641 8,032,986
United Parcel Service, Inc. , Class B ............ 1,205,192 125,605,110
356,773,371
a
Ground Transportation  —  65 .6%
ArcBest Corp. ........................... 63,436 9,156,986
Avis Budget Group, Inc.
(a) (b)
.................. 48,165 6,619,797
Covenant Logistics Group, Inc. , Class A .......... 43,042 1,528,852
CSX Corp. ............................. 4,149,937 209,156,825
Fedex Freight Holding Co., Inc.
(a)
.............. 309,383 43,477,593
FTAI Infrastructure, Inc. ..................... 335,725 1,252,254
Heartland Express, Inc. ..................... 129,929 1,589,032
Hertz Global Holdings, Inc.
(a) (b)
................ 358,856 568,787
JB Hunt Transport Services, Inc. .............. 212,031 57,619,424
Knight-Swift Transportation Holdings, Inc. , Class A .. 462,489 32,156,860
Landstar System, Inc. ...................... 96,608 16,884,180
Lyft, Inc. , Class A
(a)
........................ 1,080,360 17,134,510
Marten Transport Ltd. ...................... 164,574 2,434,049
Norfolk Southern Corp. ..................... 318,209 106,752,755
Old Dominion Freight Line, Inc. ............... 416,635 88,384,949
RXO, Inc.
(a) (b)
............................ 469,484 9,507,051
Ryder System, Inc. ........................ 110,123 28,237,740
Saia, Inc.
(a)
............................. 75,932 26,396,241
Schneider National, Inc. , Class B .............. 141,313 5,050,527
Uber Technologies, Inc.
(a)
................... 4,546,274 319,875,839
U-Haul Holding Co. , NVS ................... 286,220 17,911,648
Union Pacific Corp. ....................... 1,325,990 387,361,459
Werner Enterprises, Inc. .................... 170,899 6,395,040
XPO, Inc.
(a) (b)
............................ 334,174 67,158,949
1,462,611,347
a
Marine Transportation  —  1 .8%
Genco Shipping & Trading Ltd. ................ 108,941 2,782,353
Kirby Corp.
(a)
............................ 152,328 19,976,294
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 86,105 $ 17,444,012
40,202,659
a
Passenger Airlines  —  16 .2%
Alaska Air Group, Inc.
(a) (b)
................... 317,056 15,044,307
Allegiant Travel Co.
(a)
...................... 63,959 6,273,099
American Airlines Group, Inc.
(a) (b)
.............. 1,882,430 28,744,706
Delta Air Lines, Inc. ....................... 1,238,191 108,267,421
Frontier Group Holdings, Inc.
(a) (b)
............... 241,586 1,630,706
JetBlue Airways Corp.
(a)
.................... 845,615 5,099,058
Joby Aviation, Inc.
(a) (b)
...................... 1,762,998 12,605,436
SkyWest, Inc.
(a)
.......................... 112,896 12,076,485
Southwest Airlines Co. ..................... 1,391,145 62,559,791
United Airlines Holdings, Inc.
(a) (b)
............... 894,728 108,557,348
360,858,357
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,147,978,838 ) ............................... 2,220,445,734
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 44,855,170 44,868,627
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,822,692 1,822,692
a
Total Short-Term Securities — 2.1%
(Cost: $ 46,687,201 ) ................................. 46,691,319
Total Investments — 101.7%
(Cost: $ 2,194,666,039 ) ............................... 2,267,137,053
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (37,846,015)
Net Assets — 100.0% ................................. $ 2,229,291,038
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 39,015,020  $ 5,852,570
(a)
$ —  $ 145  $ 892  $ 44,868,627  44,855,170  $ 35,675
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 492,871  1,329,821
(a)
—  —  —  1,822,692  1,822,692  12,938  —
$ —  $ 145  $ 892
$ 46,691,319
$ 48,613  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index .............................................. 9 09/18/26 $ 2,121 $ (862)
E-Mini Industrial Select Sector Index ........................................................ 37 09/18/26 6,728 (20,442)
$ (21,304)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 2,220,445,734  $ —  $ —  $ 2,220,445,734
Short-Term Securities
Money Market Funds ....................................... 46,691,319  —  —  46,691,319
$ 2,267,137,053  $ —  $ —  $ 2,267,137,053
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (21,304) $ —  $ —  $ (21,304)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares